Discontinued operations - Operating costs of discontinued operations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure
Staff costs	SFr 389,230	SFr 242,591	SFr 238,527
Depreciation	8,472	192,698	11,752
External research and development costs	190,190	435,189	942,714
Patent maintenance and registration costs	188,918	283,382	229,227
Professional fees	1,314,859	1,206,813	1,163,839
Other operating costs	570,930	578,830	645,501
Total operating costs	SFr 2,987,458	3,165,275	3,860,155	[1]
Discontinued operations
Disclosure
Staff costs		1,400,000	5,100,000
Total operating costs		2,000,000	8,100,000
Discontinued operations as disclosed below
Disclosure
Staff costs		1,422,182	5,138,331
Depreciation		67,422	294,200
External research and development costs		333,278	1,805,708
Laboratory consumables		17,735	331,279
Patent maintenance and registration costs		62,563	140,906
Professional fees		38,271
Short term leases		8,329	35,130
Other operating costs		61,415	322,659
Total operating costs		SFr 2,011,195	SFr 8,068,213

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented